Revenue	12 Months Ended
Apr. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
16.	Revenue

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD
Disaggregation of revenue
- Electrical works and installation services	22,766,161	11,902,567	17,908,535	14,059,142
- Ad-hoc services	1,435,673	3,455,820	1,142,020	896,546
	24,201,834	15,358,387	19,050,555	14,955,688
Timing of transfer of goods and services
- Over time	22,766,161	11,902,567	17,908,535	14,059,142
- Point in time	1,435,673	3,455,820	1,142,020	896,546
	24,201,834	15,358,387	19,050,555	14,955,688